Dividends on ordinary shares	12 Months Ended
Dec. 31, 2019
10. Dividends on ordinary shares
Dividends on ordinary shares

The notes included in this section focus on the results and performance of the Barclays Bank Group. Information on the segmental performance, income generated, expenditure incurred, tax, and dividends are included here.

10 Dividends on ordinary shares and other equity instruments

The 2019 financial statements include £233m (2018: £14,585m) of dividends paid. A half year dividend was paid of £233m (2018: £149m).  There was £nil final dividend paid in relation to the prior year (2018: £142m) or £nil dividend in specie paid (2018: £14,294m).  These result in a total dividend for the year of £0.10 (2018: £6.23) per ordinary share.

Dividends paid on preference shares amounted to £41m (2018: £204m).  Dividends paid on the 4.75% €100 preference shares amounted to £409.44 per share (2018: £421.16). Dividends paid on the 6.278% US$100 preference shares amounted to £485.94 per share (2018: £446.17). Dividends paid on the 8.125% US$0.25 preference shares amounted to £nil per share (2018: £1.54).

Dividends paid on other equity instruments amounted to £660m (2018: £647m). For further detail on other equity instruments, please refer to Note 27.

The Directors have approved a full year dividend in respect of 2019 of £263m, which will be paid on 25 March 2020. The financial statements for the year ended 31 December 2019 do not reflect this dividend, which will be accounted for in shareholders’ equity as an appropriation of retained profits in the year ending 31 December 2020. Dividends are funded out of distributable reserves